Inventories	12 Months Ended
Feb. 28, 2025
Inventories [Abstract]
INVENTORIES

10. INVENTORIES

	As of February 28/29
Figures in Rand thousands	2025	2024

Vehicles	-	2,083
Other consumables	3,830	4,499
Total inventories	3,830	6,582

Inventories recognized as an expense in cost of revenue is ZAR 2.1 million (2024: ZAR 267.3 million, 2023: ZAR 218.8 million).